Summary of Significant Accounting Policies - Disposal of VIE's subsidiaries to entities under common control (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Summary of Significant Accounting Policies
Gain or loss on disposal of subsidiaries	¥ 0	¥ 0	¥ 0
Disposal of VIE's subsidiaries to entities under common control			¥ 5,205